RISK MANAGEMENT (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and balances with banks	R$ 151,053,972	R$ 122,521,755
Financial assets at fair value through profit or loss	387,598,377	301,899,028
Debt instruments at fair value through other comprehensive income	212,849,606	215,588,278
Loans and advances to customers, net of impairment	579,501,819	602,418,607
Loans and advances to banks, net of impairment	205,102,659	122,488,329
Securities, net of provision for expected losses	175,207,077	211,611,074
Other financial assets	56,958,860	65,705,559
Total financial assets	1,768,272,370	1,642,232,630
Deposits from banks	323,422,783	281,948,038
Deposits from customers	621,934,680	590,682,206
Securities issued	244,966,258	222,257,328
Subordinated debts	50,337,854	52,241,332
Other financial liabilities	82,619,532	92,556,433
Financial liabilities at fair value through profit or loss	15,542,220	13,341,324	R$ 14,265,283
Loan Commitments	2,274,316	2,997,091
Financial guarantees	1,202,614	1,768,949
Insurance technical provisions and pension plans	344,792,222	304,755,965
Total financial liabilities	1,687,092,479	1,562,548,666
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and pension plans	6,303,440
Not later than one month [member] | Current [member]
IfrsStatementLineItems [Line Items]
Cash and balances with banks	151,053,972
Financial assets at fair value through profit or loss	374,453,943
Debt instruments at fair value through other comprehensive income	9,981,960
Loans and advances to customers, net of impairment	79,862,180
Loans and advances to banks, net of impairment	167,593,734
Securities, net of provision for expected losses	1,874,673
Other financial assets	45,052,682
Total financial assets	829,873,144	679,582,545
Deposits from banks	274,817,412
Deposits from customers	205,026,524
Securities issued	8,622,895
Subordinated debts	357,829
Other financial liabilities	51,707,772
Financial liabilities at fair value through profit or loss	2,141,968
Financial guarantees	123,748
Insurance technical provisions and pension plans	302,553,538
Total financial liabilities	845,351,686	774,863,285
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and pension plans	24,460,384
Later than one month and not later than three months [member] | Current [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,036,001
Debt instruments at fair value through other comprehensive income	8,922,604
Loans and advances to customers, net of impairment	125,889,163
Loans and advances to banks, net of impairment	29,616,018
Securities, net of provision for expected losses	10,837,091
Other financial assets	814,237
Total financial assets	177,115,114	173,811,482
Deposits from banks	20,631,026
Deposits from customers	47,921,784
Securities issued	17,360,738
Subordinated debts	27,067
Other financial liabilities	21,549,168
Financial liabilities at fair value through profit or loss	1,353,693
Insurance technical provisions and pension plans
Total financial liabilities	108,843,476	127,641,119
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and pension plans	22,475,002
Later than three months and not later than one year [member] | Current [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,409,378
Debt instruments at fair value through other comprehensive income	9,651,645
Loans and advances to customers, net of impairment	85,193,412
Loans and advances to banks, net of impairment	6,202,321
Securities, net of provision for expected losses	13,996,290
Other financial assets	301,437
Total financial assets	119,754,483	125,617,929
Deposits from banks	9,836,986
Deposits from customers	94,806,013
Securities issued	22,991,898
Subordinated debts	36,878
Other financial liabilities	1,481,813
Financial liabilities at fair value through profit or loss	2,730,211
Insurance technical provisions and pension plans
Total financial liabilities	131,883,799	163,015,580
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and pension plans	119,913,107
Later than one year and not later than five years [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	5,215,610
Debt instruments at fair value through other comprehensive income	112,979,885
Loans and advances to customers, net of impairment	211,664,552
Loans and advances to banks, net of impairment	1,690,586
Securities, net of provision for expected losses	108,111,315
Other financial assets	7,004,073
Total financial assets	446,666,021	469,242,326
Deposits from banks	15,310,467
Deposits from customers	274,003,401
Securities issued	185,539,132
Subordinated debts	14,781,304
Other financial liabilities	5,857,103
Financial liabilities at fair value through profit or loss	7,167,783
Loan Commitments	2,274,316
Financial guarantees	1,078,866
Insurance technical provisions and pension plans	42,238,684
Total financial liabilities	548,251,056	436,825,712
Later than five years [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and pension plans	171,640,289
Later than five years [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,483,445
Debt instruments at fair value through other comprehensive income	71,313,512
Loans and advances to customers, net of impairment	76,892,512
Securities, net of provision for expected losses	40,387,708
Other financial assets	3,786,431
Total financial assets	194,863,608	193,978,348
Deposits from banks	2,826,892
Deposits from customers	176,958
Securities issued	10,451,595
Subordinated debts	20,412,028
Other financial liabilities	2,023,676
Financial liabilities at fair value through profit or loss	2,148,565
Insurance technical provisions and pension plans
Total financial liabilities	38,039,714	46,079,740
No Stated Maturity [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Subordinated debts	14,722,748
Total financial liabilities	R$ 14,722,748	R$ 14,123,230